Financial Instruments-Risk Management - Summary of Subject to Market and Credit Risk With a Reconcilation (Parenthetical) (Detail) - CAD ($) $ in Billions	Oct. 31, 2023	Oct. 31, 2022
Disclosure of detailed information about financial instruments [abstract]
Residential mortgage guaranteed loans	$ 60.2	$ 75.8